Benefits and Interests of Directors and Supervisors	12 Months Ended
Dec. 31, 2019
Benefits and interests of directors and Supervisors [abstract]
Benefits and interests of directors and Supervisors
36	Benefits and interests of directors and supervisors

(i)	Directors’ and supervisors’ emoluments:

	2017
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonus	Share option	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors
Gao Jinping	201	18	540	157	916
Jin Qiang	241	18	470	135	864
Guo Xiaojun	177	18	465	135	795
Wang Zhiqing (a)	184	16	525	-	725
Zhou Meiyun (b)	148	15	125	-	288
Ye Guohua (c)	15	2	13	-	30
Independent non- executive directors
Zhang Yimin	150	-	-	-	150
Liu Yunhong	150	-	-	-	150
Du Weifeng	150	-	-	-	150
Cai Tingji (d)	75	-	-	-	75
Li Yuanqin (e)	63	-	-	-	63
Pan Fei (f)	19	-	-	-	19
Supervisors
Zuo Qiang	128	15	348	-	491
Li Xiaoxia	127	14	313	-	454
Ma Yanhui (g)	63	3	43	-	109
Zheng Yunrui (h)	100	-	-	-	100
Pan Fei(i)	50	-	-	-	50
Cai Tingji (j)	50	-	-	-	50

	2,091	119	2,842	427	5,479

(a)	Resigned in November 2017.
(b)	Appointed in March 2017.
(c)	Resigned in January 2017.
(d)	Resigned in June 2017.
(e)	Appointed in July 2017.
(f)	Appointed in July 2017 and resigned in August 2017.
(g)	Appointed in October 2017.
(h)	Appointed in January 2017.
(i)	Appointed in January 2017 and resigned in June 2017.
(j)	Appointed in July 2017.

	2018
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonus	Fees	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors
Wu Haijun (a)	393	19	910	-	1,322
Shi Wei (b)	84	6	58	-	148
Jin Qiang	226	19	523	-	768
Guo Xiaojun	216	19	518	-	753
Zhou Meiyun	185	19	498	-	702
Jin Wenmin (c)	187	19	528	-	734
Gao Jinping (d)	215	12	549	-	776
Independent non- executive directors
Zhang Yimin	-	-	-	150	150
Liu Yunhong	-	-	-	150	150
Du Weifeng	-	-	-	150	150
Li Yuanqin	-	-	-	150	150
Supervisors
Ma Yanhui	274	14	288	-	576
Zuo Qiang	135	17	411	-	563
Li Xiaoxia	143	16	418	-	577
Zheng Yunrui	100	-	-	-	100
Cai Tingji	100	-	-	-	100

	2,258	160	4,701	600	7,719

(a)	Resigned general manager in September 2018 while other titles remained.
(b)	Appointed in September 2018.
(c)	Appointed in June 2018.
(d)	Resigned in September 2018.

	2019
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonus	Fees	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors
Wu Haijun	343	26	557	-	926
Shi Wei (a)	329	26	797	-	1,152
Jin Qiang	289	26	745	-	1,060
Guo Xiaojun (b)	283	26	751	-	1,060
Zhou Meiyun	248	26	709	-	983
Jin Wenmin	260	26	721	-	1,007
Independent non- executive directors
Zhang Yimin	-	-	-	150	150
Liu Yunhong	-	-	-	150	150
Du Weifeng	-	-	-	150	150
Li Yuanqin	-	-	-	150	150
Supervisors
Ma Yanhui	267	22	685	-	974
Zuo Qiang (c)	102	15	324	-	441
Li Xiaoxia (d)	102	14	529	-	645
Zhang Feng (e)	31	9	107	-	147
Chen Hongjun (f)	34	9	110	-	153
Zheng Yunrui	100	-	-	-	100
Cai Yanji	100	-	-	-	100

	2,488	225	6,035	600	9,348

(a)	Resigned in December 2019.
(b)	Resigned in December 2019.
(c)	Resigned in September 2019.
(d)	Resigned in September 2019.
(e)	Appointed in October 2019.
(f)	Appointed in October 2019.

(ii)	Directors’ retirement benefits

No specific retirement benefits were paid to directors in respect of services in connection with the management of the affairs of the company or its subsidiary undertaking (2018 and 2017: Nil).

(iii)	Directors’ material interests in transactions, arrangements or contracts

No significant transactions, arrangements and contracts in relation to the Group’s business to which the Company was a party and in which a director of the Company had a material interest, whether directly or indirectly, subsisted at the end of the year or at any time during the year.